Loans (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of loans
	December 31, 2020	December 31, 2019
Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch	$-	$3,014,296
Bank of China, Yantai Bonded Port Area Branch	1,225,547	1,148,303
China Citic Bank, Yantai Branch	3,063,866	-
Agricultural Bank of China, Yantai Laishan Branch	-	1,291,841
Postal Savings Bank of China, Yantai Laishan Branch	-	2,066,946
Qingdao Yikou Industrial Automation Equipment Co., Ltd.	-	83,252
Yantai Zhengda City Construction Development Co.	22,978,997	-
Total short-term loans	27,268,410	7,604,638
Qingdao Metro Finance Leasing Co., Ltd.	-	4,306,138
ZGC Sci-Tech Leasing Co., Ltd	-	1,436,251
Total loans	27,268,410	13,347,027
Less: short-term loans and current portion of long-term loans	27,268,410	11,809,449
Less: unamortized debt issuance costs	-	160,361
Long-term loans - due over one year	$-	$1,377,217